Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities		$ 1,389,695	$ 1,952,746
Long-term portion of operating lease liabilities		1,313,276	1,636,493
Current maturities of operating lease liabilities		76,419	316,253
Total		1,389,695	1,952,746
Villas Member
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities	[1]	1,259,346	1,192,898
Total	[1]	1,259,346	1,192,898
Warehouse [Member]
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities	[2]		607,870
Total	[2]		607,870
Base Station Tower [Member]
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities	[3]	130,349	151,978
Total	[3]	$ 130,349	$ 151,978

[1]	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.12% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2024 and 2023, the Company has paid $696,584 for the first installment to the lessee.
[2]	The operating lease liabilities is the net present value of the remaining lease payments as of June 30, 2024 and 2023. The discount rate used for the warehouse operating lease warehouse was 4.45%. The remaining lease term for the warehouse operating lease was 3.42 years.
[3]	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.14% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2024 and 2023, the Company has paid $ 61,919 to the lessee.